Prepayments - Schedule of Prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments [Abstract]
Advertising and promotion	$ 383,333	$ 1,594,444
Management fees		100,000
Other prepayments and deposits	4,978	3,578
Total	$ 388,311	$ 1,698,022